WARRANTS	12 Months Ended
Dec. 31, 2024
Warrants [Abstract]
WARRANTS [Text Block]

10. WARRANTS

A summary of the Company's warrants outstanding, including changes for the periods then ended, is presented below:

	Number of warrants	Weighted average exercise price
		$

DECEMBER 31, 2023 and 2024	1,500,000	0.85

Warrants outstanding are as follows:

Warrant outstanding, by exercise price	Number of warrants	Weighted average exercise price	Average remaining contractual life
		$	years
$0.85	1,500,000	0.85	0.16

DECEMBER 31, 2024	1,500,000	0.85	0.16

Warrants held by a Director of the company as at December 31, 2024 and subsequent to December 31, 2024, the outstanding warrants were exercised for gross proceeds of $1,275,000 (Note 19).